Schedule I - Condensed Financial Information of the Registrant - Statements of Cash Flows - PPD, Inc. (Parent Company Only) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities		$ 432,946	$ 423,406	$ 359,079
Net cash used in investing activities		(233,228)	(90,525)	(92,743)
Purchase of treasury stock		(4,012)	(8,630)	(1,808)
Proceeds from exercise of stock options		4,524	923	1,125
Proceeds from recapitalization share issuance		0	0	2,770,001
Payout for recapitalization share redemptions		0	0	(3,309,876)
Recapitalization tax benefit distribution		0	(108,320)	0
Recapitalization investment portfolio distribution		0	16,008	10,486
Proceeds from employee stock purchases		0	480	7,467
Return of capital and special dividend to stockholders		(1,246,000)	0	0
Net cash used in financing activities		(422,039)	(166,942)	(249,393)
Net (decrease) increase in cash and cash equivalents		(207,879)	134,106	57,219
Cash and cash equivalents, beginning of the period		553,066	418,960	361,741
Cash and cash equivalents, end of the period	$ 418,960	345,187	553,066	418,960
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(94)	(15,492)	(2,105)
Return of capital from subsidiaries	539,876	1,260,681	123,000
Net cash used in investing activities	539,876	1,260,681	123,000
Purchase of treasury stock	0	(4,012)	(8,630)
Proceeds from exercise of stock options	0	4,524	923
Proceeds from recapitalization share issuance	2,770,001	0	0
Payout for recapitalization share redemptions	(3,309,876)	0	0
Recapitalization tax benefit distribution	0	0	(99,745)
Recapitalization investment portfolio distribution	(3,798)	0	(14,741)
Proceeds from employee stock purchases	7,466	0	480
Return of capital and special dividend to stockholders	0	(1,246,000)	0
Net cash used in financing activities	(536,207)	(1,245,488)	(121,713)
Net (decrease) increase in cash and cash equivalents	3,575	(299)	(818)
Cash and cash equivalents, beginning of the period	0	2,757	3,575
Cash and cash equivalents, end of the period	$ 3,575	$ 2,458	$ 2,757	$ 3,575